Long-Term Debt	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

9.  Long-Term Debt

At 31 March 2017, the Company had two forms of debt; a revolving credit facility and senior unsecured notes. The effective weighted average interest rate on the Company’s total debt was 4.8% and 4.5% at 31 March 2017 and 31 March 2016, respectively. The weighted average term of all debt, including undrawn facilities, was 4.7 years and 5.6 years at 31 March 2017 and 2016, respectively.

Revolving Credit Facility

In December 2015, JHIF and JHBP, each a wholly-owned subsidiary of JHI plc, entered into a new US$500.0 million revolving credit facility (the “Revolving Credit Facility”) with certain commercial banks and HSBC Bank USA, National Association, as administrative agent. The Revolving Credit Facility expires in December 2020 and the size of the facility may be increased by up to US$250.0 million.

Debt issuance costs in connection with the Revolving Credit Facility are recorded as an offset to Long-Term Debt in the Company’s consolidated balance sheet and are being amortized as interest expense using the effective interest method over the stated term of 5 years. At 31 March 2017 and 2016, the Company’s total debt issuance costs have an unamortized balance of US$3.1 million and US$3.9 million, respectively.

The amount drawn under the Revolving Credit Facility was US$175.0 million and US$190.0 million at 31 March 2017 and 2016, respectively.

The effective weighted average interest rate on the Company’s total outstanding Revolving Credit Facility was 2.5% and 2.0% at 31 March 2017 and 2016, respectively.

Borrowings under the Revolving Credit Facility bear interest at per annum rates equal to, at borrower’s option, either: (i) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loans; or (ii) a base rate plus an applicable margin for base rate loans. The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%. The applicable margin is calculated based on a pricing grid that in each case is linked to our consolidated net leverage ratio. For LIBOR Loans, the applicable margin ranges from 1.25% to 2.00%, and for base rate loans it ranges from 0.25% to 1.00%. We also pay a commitment fee of between 0.20% and 0.35% on the actual daily amount of the unutilized revolving loans. The applicable commitment fee percentage is based on a pricing grid linked to the company’s consolidated net leverage ratio.

In the event that JHIF’s or JHIGL’s, as applicable, long-term senior unsecured non-credit enhanced rating from each of Standard & Poor’s Financial Group, a division of The McGraw Hill Companies (“S&P”), and Moody’s Investors Service, Inc. (“Moody’s”) is at least BBB- from S&P, and at least Baa3 from Moody’s, at JHIF’s election, for new borrowings under the Revolving Credit Facility, an alternate applicable rate may be applied with respect to the commitment fee of 0.25% per annum and an alternative margin may be applied with respect to: (a) LIBOR Loans, 1.50%; and (b) base rate loans, 0.50%.

The Revolving Credit Facility is guaranteed by each of JHIGL and James Hardie Technology Limited, each of which are wholly-owned subsidiaries of JHI plc.

The Revolving Credit Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest, tax, depreciation and amortization to interest charges, excluding all income, expense and other profit and loss statement impacts of asbestos income, gains, losses and charges, all AICF SG&A expenses, all ASIC-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses. At 31 March 2017, the Company was in compliance with all covenants contained in the Revolving Credit Facility agreement.

Senior Unsecured Notes

In February 2015, JHIF, a wholly-owned subsidiary of JHI plc, completed the sale of US$325.0 million aggregate principal amount of senior unsecured notes due 15 February 2023. Interest is payable semi-annually in arrears on 15 February and 15 August of each year, at a rate of 5.875%.

The senior notes were sold at an offering price of 99.213% of par value, an original issue discount of US$2.6 million. Debt issuance costs in connection with the offering are recorded as an offset to Long-Term Debt on the Company’s consolidated balance sheet. Both the discount and the debt issuance costs are being amortized as interest expense using the effective interest method over the stated term of 8 years. The discount has an unamortized balance of US$1.9 million and US$2.2 million at 31 March 2017 and 2016, respectively. The debt issuance costs have an unamortized balance of US$6.0 million and US$7.1 million at 31 March 2017 and 2016, respectively.

In July 2016, JHIF completed the re-offering and sale of an additional US$75.0 million aggregate principal amount of its 5.875% senior notes due 2023. The senior notes issued and sold pursuant to the re-offering constitute a further issuance of, and are consolidated with, the US$325.0 million aggregate principal amount of 5.875% senior notes issued in February 2015 and form a single series with the outstanding notes. The re-offered senior notes have the same terms (other than issue date and issue price) as those of the outstanding notes and were sold at an offering price of 103.0% of par value, plus accrued and unpaid interest from 15 February 2016 (as if the senior notes had been issued on such date). Following the completion of this re-offering, the aggregate principal amount of senior notes due in 2023 is US$400.0 million.

The re-offering was sold at an offering price of 103.0% of par value, a premium of US$2.3 million. Debt issuance costs in connection with the re-offering are recorded as an offset to Long-Term Debt on the Company’s consolidated balance sheet. Both the premium and the debt issuance costs are being amortized as interest expense using the effective interest method over 6.6 years, the term of the US$75.0 million re-offering. The premium has an unamortized balance of US$2.0 million at 31 March 2017. The debt issuance costs have an unamortized balance of US$1.5 million at 31 March 2017.

The senior notes are guaranteed by JHIGL, James Hardie Technology Limited and JHBP, each of which are wholly-owned subsidiaries of JHI plc.

The senior notes and guarantees are senior unsecured obligations of JHIF and guarantors and rank equal in right of payment with all of JHIF’s and the guarantors’ existing and future senior debt; rank senior in right of payment to all of JHIF’s and the guarantors’ existing and future subordinated debt; are structurally subordinated to all liabilities of the Company’s existing and future subsidiaries that do not guarantee the senior notes; and are effectively subordinated in right of payment to all of JHIF’s and the guarantors’ secured indebtedness to the extent of the value of the assets securing such indebtedness.

Before 15 February 2018, JHIF may redeem up to 35% of the aggregate principal amount of the senior notes with the net cash proceeds of certain equity offerings at a redemption price of 105.875% of the principal amount plus accrued and unpaid interest, if any, up to but excluding, the redemption date. JHIF may also redeem some or all of the senior notes before 15 February 2018 at a redemption price of 100% of the principal amount, plus accrued and unpaid interest, plus a make whole premium equal to the greater of: (i) 1.0% of the principal amount of such note; and (ii) the excess, if any, of (x) the present value of the sum of the principal amount and premium that would be payable on such note on 15 February 2018 and all remaining interest payments to and including 15 February 2018, discounted on a semi-annual basis from 15 February 2018 to the redemption date at a per annum interest rate equal to the applicable treasury rate plus 50 basis points, over (y) the outstanding principal amount of such note.

On or after 15 February 2018, JHIF may redeem all or a part of the senior notes at any time or from time to time at the redemption prices (expressed as percentages of the principal amount) set forth in the following table plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed during the 12-month period beginning 15 February, of the years indicated:

Year	Percentage
2018	104.406%
2019	102.938%
2020	101.469%
2021 and thereafter	100.000%

In addition, if a change of control triggering event occurs with respect to the senior notes, as defined in the indenture, JHIF may be required to offer to repurchase the notes at a price equal to 101% of the principal amount of the senior notes, plus accrued and unpaid interest, if any, to, but not including, the date of the purchase.

The indenture governing the senior notes contains covenants that, among other things, limit the ability of the guarantors and their restricted subsidiaries to incur liens on assets, make certain restricted payments, engage in certain sale and leaseback transactions and merge or consolidate with or into other companies. These covenants are subject to certain exceptions and qualifications as described in the indenture. At 31 March 2017, the Company was in compliance with all of its requirements under the indenture related to the senior unsecured notes.

The Company’s senior unsecured notes have an estimated fair value of US$414.0 million and US$329.1 million at 31 March 2017 and 2016, respectively, based on the trading price observed in the market at or near the balance sheet date and are categorized as Level 1 within the fair value hierarchy.

Global Exchange Market Listing

On 19 March 2015, the senior notes were admitted to listing on the Global Exchange Market (“GEM”) which is operated by the Irish Stock Exchange. On 11 August 2016, the US$75.0 million re-offered senior notes were admitted to listing on the GEM. The notes were consolidated and form a single series with the US$325.0 million 5.875% senior notes due 2023 issued on 10 February 2015. Interest paid on the senior notes quoted on the GEM is not subject to Irish withholding tax.